Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Investments
Schedule of percentage of legal ownership in principal subsidiaries and consolidated Affiliated Entities

As of December 31, 2014, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIE	Date of establishment/acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%

The Affiliated Entities
Schedule of Investments
Schedule of consolidated financial information

	As of December 31,
	2013	2014
			US$ (Note 2(c))
ASSETS
Current assets
Cash and cash equivalents	80,941,498	102,355,892	16,496,775
Restricted cash	9,250,000	44,030,000	7,096,348
Short-term investments	227,000,000	100,000,000	16,117,074
Accounts receivable, net	1,651,087	8,644,481	1,393,237
Intercompany receivables	13,746,342	65,474,340	10,552,548
Prepayments and other current assets	282,575,230	566,731,065	91,340,469
Total current assets	615,164,157	887,235,778	142,996,451

Non-current assets
Property and equipment, net	6,022,935	22,600,370	3,642,518
Other non-current assets	3,432,475	16,265,031	2,621,447
Total non-current assets	9,455,410	38,865,401	6,263,965
Total assets	624,619,567	926,101,179	149,260,416

LIABILITIES
Current liabilities
Accounts payable	288,379,189	373,463,921	60,191,458
Salary and welfare payable	43,247,478	66,074,540	10,649,283
Taxes payable	979,842	2,078,879	335,054
Advances from customers	396,737,968	638,802,791	102,956,321
Intercompany payables	37,678,689	52,114,075	8,399,264
Accrued expenses and other current liabilities	24,088,189	87,657,457	14,127,818
Total current liabilities	791,111,355	1,220,191,663	196,659,198
Total liabilities	791,111,355	1,220,191,663	196,659,198

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Net revenues	1,115,480,429	1,937,485,065	3,736,473,491	602,210,214
Net loss	(42,581,564)	(39,596,629)	(128,298,694)	(20,677,996)
Net cash provided by/(used in) operating activities	92,391,338	161,148,389	(51,446,481)	(8,291,668)
Net cash provided by/(used in) investing activities	(29,022,592)	(201,058,056)	72,160,875	11,630,222
Net cash provided by financing activities	—	—	700,000	112,820